Expense Example {- Fidelity® International Discovery Fund} - 10.31 Fidelity International Discovery Fund K PRO-07 - Fidelity® International Discovery Fund - Fidelity International Discovery Fund-Class K
Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 92
3 years	287
5 years	498
10 years	$ 1,108